Related Party Transactions - Schedule of Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Online marketing and information services			¥ 19
Purchase of merchandise	3,891	1,402	2,602
Weishi Network [Member]
Related Party Transaction [Line Items]
Online marketing and information services			19
Purchase of merchandise			1,582
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Purchase of merchandise	¥ 3,891	¥ 1,402	¥ 1,020